Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of the Activity Under the Company's Stock Option Plans

A summary of the activity under the Company’s stock option plans is as follows. Such information has been retrospectively adjusted to give effect to the exchange of stock options that occurred upon the Acquisition.

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	8,548,357	$0.62	7.00	$394
Granted	882,070	$0.77
Cancelled	(752,410)	$0.60

Outstanding at December 31, 2014	8,678,017	$0.64	6.30	$31,359

Exercisable at December 31, 2014	6,377,398	$0.60	5.56	$23,299

Vested and expected to vest at December 31, 2014	8,539,979	$0.63	6.27	$30,846

Options available for grant at December 31, 2014	356,999

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense was allocated based on the employees’ or non-employees’ function as follows:

	Three Months Ended March 31,
	2014	2015
Research and development	$15	$17
Selling, general and administrative	69	81

	$84	$98

Stock-based compensation expense was allocated based on the employees’ function as follows:

	Years Ended December 31,
	2013	2014
Research and development	$59	$95
Selling, general and administrative	270	282

	$329	$377

Summary of Assumptions Used to Estimate the Fair Value of the Stock Options Granted

The following assumptions were used to estimate the fair value of stock options granted using the Black-Scholes Merton option-pricing model (“Black Scholes Model”):

	Three Months Ended March 31,
	2014	2015
Risk-free interest rate	2.01%	1.28%
Expected term in years	6.25	6.25
Expected volatility	80%	80%
Expected dividend yield	0%	0%